January 30, 2013

Securities and Exchange Commission
Office of Filings and Information Services
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:	Dreyfus New York AMT-Free Municipal Bond Fund
File No. 811-4765

Dear Sir or Madam:

     On January 29, The Dreyfus New York AMT-Free Municipal Bond Fund transmitted the annual Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended November 30, 2012. Such filing was transmitted and filed with the Securities and Exchange Commission (the “SEC”) with the Accession Number: 0000797920-13-000002. Although the filing included a complete Form N-CSR, it inadvertently did not correctly reference the filing fund and identification number.

     The attached filing will supersede and replace the previous filing with the SEC as it reflects the correct series and class identification numbers of each Series. No other changes were made to the Form N-CSR.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6903.

Very truly yours,

/s/ Benedetto E. Frosina
Benedetto E. Frosina
Paralegal

BEF\
Enclosures